Fair value measurement - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 3,631	$ 2,305
Financial assets, financial instruments not offset in the consolidated statement of financial position	(179)	(94)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(217)	(31)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(3,174)	(2,135)
Net amount of financial assets	61	45
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(866)	(387)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	179	94
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	40	216
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	572	69
Net amount of financial liabilities	(75)	(8)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(284)	(165)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	179	94
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	27	63
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	6
Net amount of financial liabilities	(72)	(8)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(582)	(222)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	13	153
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	566	69
Net amount of financial liabilities	(3)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	457	170
Financial assets, financial instruments not offset in the consolidated statement of financial position	(179)	(94)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(217)	(31)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(1)
Net amount of financial assets	61	44
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	3,174	2,135
Financial assets, securities collateral not offset in the consolidated statement of financial position	$ (3,174)	(2,134)
Net amount of financial assets		$ 1